STOCK-BASED COMPENSATION PLANS Schedule of stock option activity (Details) (Stock options [Member]) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CAD
Number of Shares
Outstanding at the beginning of the period (in shares)	2,355,877	2,355,877	2,297,875	2,297,875	2,259,728	2,259,728
Granted (in shares)	642,025	642,025	636,963	636,963	658,452	658,452
Exercised (in shares)	(965,228)	(965,228)	(85,051)	(85,051)	(83,906)	(83,906)
Forfeited (in shares)	(495,088)	(495,088)	(493,910)	(493,910)	(536,399)	(536,399)
Outstanding at the end of the period (in shares)	1,537,586	1,537,586	2,355,877	2,355,877	2,297,875	2,297,875	2,259,728	2,259,728
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 9.96	9.89	$ 11.86	12.11	$ 12.54	12.51
Granted (in dollars per share)	$ 11.22	11.92	$ 7.82	7.85	$ 10.89	10.88
Exercised (in dollars per share)	$ 8.29	8.81	$ 5.12	5.16	$ 6.19	6.06
Forfeited (in dollars per share)	$ 14.25	15.14	$ 17.42	17.58	$ 13.97	13.91
Outstanding at the end of the period (in dollars per share)	$ 9.76	10.37	$ 9.96	9.89	$ 11.86	12.11	$ 12.54	12.51
Weighted Average Remaining Contractual Life
Outstanding at the beginning of the period	3 years 1 month 6 days	3 years 1 month 6 days	2 years 6 months	2 years 6 months	2 years 6 months	2 years 6 months	2 years 4 months 24 days	2 years 4 months 24 days
Outstanding at the end of the period	3 years 1 month 6 days	3 years 1 month 6 days	2 years 6 months	2 years 6 months	2 years 6 months	2 years 6 months	2 years 4 months 24 days	2 years 4 months 24 days
Aggregate Intrinsic Value
Outstanding at the beginning of the period	$ 735		$ 705		$ 7,878
Exercised	5,425		297		417
Outstanding at the end of the period	$ 22,164		$ 735		$ 705		$ 7,878